Equity-Based Compensation (Schedule Of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Equity Based Compensation [Abstract]
Expected volatility	44.00%	40.20%	41.90%
Risk-free interest rate	1.30%	1.20%	0.70%
Expected life	3 years 9 months 18 days	3 years 7 months 6 days	3 years 10 months 24 days
Expected dividend yield	0.00%	0.00%	0.00%
Weighted-average exercise price	$ 135.41	$ 60.61	$ 53.83